UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZS Structured Credit Capital Management, L.P.
Address: 300 Atlantic Street, Suite 1103

         Stamford, CT  06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Song
Title:     Officer
Phone:     203-428-3201

Signature, Place, and Date of Signing:

     Kenneth Song     Stamford, CT     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $179,329 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC       CALL             003924907      551   215100 SH  CALL SOLE                   215100        0        0
AMERICAN AXLE & MFG HLDGS IN   PUT              024061953      950    50000 SH  PUT  SOLE                    50000        0        0
AVIS BUDGET GROUP              CALL             053774905    13665   630000 SH  CALL SOLE                   630000        0        0
CA INC                         CALL             12673P905     7928   350000 SH  CALL SOLE                   350000        0        0
FORD MTR CO DEL                PUT              345370950     3863   514400 SH  PUT  SOLE                   514400        0        0
GENERAL MTRS CORP              PUT              370442955   115922  3773500 SH  PUT  SOLE                  3773500        0        0
ISHARES TR                     RUSSELL 2000     464287655      317     4060 SH       SOLE                     4060        0        0
ISHARES TR                     PUT              464287955     3902    50000 SH  PUT  SOLE                    50000        0        0
LEAR CORP                      PUT              521865955     8121   275000 SH  PUT  SOLE                   275000        0        0
LOUISIANA PAC CORP             CALL             546347905     5383   250000 SH  CALL SOLE                   250000        0        0
LYONDELL CHEMICAL CO           PUT              552078957    10228   400000 SH  PUT  SOLE                   400000        0        0
RELIANT ENERGY INC             PUT              75952B955     7105   500000 SH  PUT  SOLE                   500000        0        0
TENET HEALTHCARE CORP          PUT              88033G950     1394   200000 SH  PUT  SOLE                   200000        0        0